PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of March 31, 2025 and 2024:

	As of March 31,	As of March 31,
	2025	2024
Advance payment of intangible asset	$1,500,000	$1,500,000
Others	12,208	1,651
Total	$1,512,208	$1,501,651